Segment Information - Key revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 4,198,889	$ 591,401	¥ 3,604,919	¥ 2,959,324
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of operating segments | segment	1	1
Revenues	¥ 4,198,889		3,604,919	2,959,324
Marketing services | Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,652,992		1,956,480	2,134,872
Paid membership service | Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,826,557		1,230,804	668,507
Vocational training | Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	565,585		248,266	45,823
Others | Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 153,755		¥ 169,369	¥ 110,122